united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 6/30/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

Shares				Fair Value
	EXCHANGE TRADED FUND - 4.7%
	DEBT FUND - 4.7%
31,113	Peritus High Yield ETF			$ 1,053,175
180,344	SPDR Barclays High Yield Bond ETF			6,438,281
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,067,488)			7,491,456

	MUTUAL FUND - 86.2%
	DEBT FUND - 86.2%
4,314,295	American Century High Yield Fund			23,814,909
3,134,630	BlackRock High Yield Portfolio			23,008,187
5,460,230	MainStay High Yield Corporate Bond Fund			30,304,274
2,229,444	Prudential High Yield Fund			11,749,169
3,155,622	Putnam High Yield Trust			22,625,810
2,988,894	Transamerica High Yield Bond			26,272,374
	TOTAL MUTUAL FUNDS (Cost - $131,582,627)			137,774,723

	SHORT-TERM INVESTMENT - 8.4%
	MONEY MARKET FUND - 8.4%
13,364,194	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional, 0.17% **			13,364,194
	SHORT-TERM INVESTMENT (Cost - $13,364,194)

	TOTAL INVESTMENTS - 99.3% (Cost - $152,014,309)(a)			$ 158,630,373
	OTHER ASSETS LESS LIABILITIES - 0.7%			1,123,231
	NET ASSETS - 100.0%			$ 159,753,604

** Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $152,014,309 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$ 6,616,064
			Unrealized depreciation:	-
			Net unrealized appreciation	$ 6,616,064

Notional				Unrealized
Amount	CREDIT DEFAULT SWAP	Interest Rate	Expiration	Appreciation
13,000,000	CDX HY CDSI S26 5Y PRC	5.00%	June 20, 2021	$ 230,742

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

Shares		Fair Value
	COMMON STOCK - 97.4%
	AEROSPACE/DEFENSE - 0.6%
1,160	B/E Aerospace, Inc.	$ 53,563

	AIRLINES - 0.8%
2,572	SkyWest, Inc.	68,055

	APPAREL - 0.9%
1,538	Michael Kors Holdings Ltd. *	76,100

	AUTO PARTS & EQUIPMENT - 1.3%
761	Cooper-Standard Holding, Inc. *	60,111
1,175	Tenneco, Inc. *	54,767
		114,878
	BEVERAGES - 2.0%
1,556	National Beverage Corp. *	97,732
6,260	Primo Water Corp. *	73,931
		171,663
	BIOTECHNOLOGY - 2.6%
2,075	Acorda Therapeutics, Inc. *	52,923
3,752	Applied Genetic Technologies Corp. *	53,016
184	Biogen, Inc. *	44,495
530	Intercept Pharmaceuticals, Inc. *	75,620
		226,054
	BUILDING MATERIALS - 3.9%
2,920	Boise Cascade Co. *	67,014
3,138	Continental Building Products, Inc. *	69,758
2,193	Gibraltar Industries, Inc. *	69,233
4,223	NCI Building Systems, Inc. *	67,526
4,411	Ply Gem Holdings, Inc. *	64,268
		337,799
	CHEMICALS - 1.5%
5,632	Braskem SA ADR	66,739
609	Terra Nitrogen Co. LP	63,683
		130,422
	COMMERCIAL SERVICES - 5.3%
462	Global Payments, Inc.	32,978
1,310	Insperity, Inc.	101,171
3,557	Kelly Services, Inc.	67,476
3,735	Korn/Ferry International	77,315
930	New Oriental Education & Technology Group, Inc. ADR	38,948
2,493	Nutrisystem, Inc.	63,222
3,512	TriNet Group, Inc. *	73,014
		454,124
	COMPUTERS - 2.1%
507	Apple, Inc.	48,469
480	IHS, Inc. *	55,493
10,355	Mitek Systems, Inc. *	73,624
		177,586
	COSMETICS/PERSONAL CARE - 0.6%
1,892	Coty, Inc.	49,173

	DISTRIBUTION/WHOLESALE - 0.2%
484	ScanSource, Inc. *	17,961

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
290	Diamond Hill Investment Group, Inc.	54,642
1,868	Moelis & Co.	42,030
		96,672
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
2,012	Insteel Industries, Inc.	57,523

	ELECTRONICS - 3.3%
966	Arrow Electronics, Inc. *	59,795
9,313	Electro Scientific Industries, Inc. *	54,388
4,400	Flextronics International Ltd. *	51,920
2,296	Sanmina Corp. *	61,556
7,681	TTM Technologies, Inc. *	57,838
		285,497

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Fair Value
	COMMON STOCK (Continued) - 97.4%
	ENERGY-ALTERNATIVE SOURCES - 2.3%
4,234	FutureFuel Corp.	$ 46,066
7,901	JA Solar Holdings Co. Ltd. ADR *	54,122
2,054	JinkoSolar Holding Co. Ltd. ADR *	41,861
6,856	Trina Solar Ltd. * - ADR	53,065
		195,114
	ENGINEERING & CONSTRUCTION - 2.9%
1,168	EMCOR Group, Inc.	57,536
4,820	IES Holdings, Inc. *	59,864
2,711	Mistrias Group, Inc. *	64,712
2,710	MYR Group, Inc. *	65,257
		247,369
	ENTERTAINMENT - 3.1%
2,395	AMC Entertainment Holdings, Inc.	66,126
3,283	Eldorado Resorts, Inc. *	49,885
4,145	Isle of Capri Casinos, Inc. *	75,936
4,765	Manchester United Plc.	75,906
		267,853
	FOOD - 1.1%
702	John B Sanfilippo & Son, Inc.	29,926
4,222	Smart & Final Stores, Inc. *	62,866
		92,792
	HEALTHCARE-PRODUCTS - 3.7%
171	Atrion Corp.	73,164
3,807	BioTelemetry, Inc. *	62,054
2,323	Bruker Corp.	52,825
748	Edwards Lifesciences Corp. *	74,598
1,197	NanoString Technologies, Inc. *	15,082
6,820	OraSure Technologies, Inc. *	40,306
		318,029
	HEALTHCARE-SERVICES - 3.9%
861	HCA Holdings, Inc. *	66,306
692	ICON PLC *	48,447
745	Magellan Health, Inc. *	48,999
4,911	Select Medical Holdings Corp. *	53,383
2,683	Triple-S Management Corp. *	65,546
427	Universal Health Services, Inc.	57,261
		339,942
	HOME BUILDERS - 1.3%
2,762	M/I Homes, Inc. *	52,008
4,232	Taylor Morrison Home Corp. *	62,803
		114,811
	HOUSEHOLD PRODUCTS/WARES - 0.9%
3,445	Central Garden & Pet Co. *	78,649

	INSURANCE - 0.6%
1,268	Lincoln National Corp.	49,160

	INTERNET - 8.3%
7,545	1-800-Flowers.com, Inc. *	68,056
87	Alphabet, Inc. *	61,207
89	Amazon.com, Inc. *	63,690
2,475	AVG Technologies NV *	47,000
1,449	Criteo SA ADR *	66,538
7,358	E-Commerce China Dangdang, Inc. ADR *	44,516
850	Netflix, Inc. *	77,758
3,277	Overstock.com, Inc. *	52,792
1,452	Shutterfly, Inc. *	67,678
3,008	Weibo Corp. ADR *	85,457
1,053	XO Group, Inc. *	18,354
3,002	Yandex NV *	65,594
		718,640
	LODGING - 0.9%
3,577	Marcus Corp.	75,475

	MACHINERY-CONSTRUCTION & MINING - 0.7%
3,112	Terex Corp.	63,204

	MACHINERY-DIVERSIFIED - 0.8%
2,016	BMX Technologies, Inc.	72,112

	MEDIA - 0.6%
1,055	DISH Network Corp. *	55,282

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Fair Value
	COMMON STOCK (Continued) - 97.4%
	METAL FABRICATE/HARDWARE - 0.6%
1,566	Timken Co.	$ 48,014

	MINING - 3.2%
1,880	Agnico Eagle Mines Ltd.	100,580
2,618	Ciner Resources LP	73,356
2,555	Nemont Mining Corp.	99,952
		273,888
	MISCELLANEOUS MANUFACTURING - 1.4%
2,098	Fabrinet *	77,878
712	Proto Labs, Inc. *	40,983
		118,861
	OFFICE FURNISHINGS - 0.5%
3,110	Interface, Inc.	47,428

	OIL & GAS - 1.9%
3,131	Antero Midstream Partners LP	87,261
2,297	Sabine Royalty Trust	76,743
		164,004
	OIL & GAS SERVICES - 0.8%
3,587	Rice Midstream Partners LP	73,282

	PACKAGING & CONTAINERS - 1.4%
674	AEP Industries, Inc.	54,230
3,622	Owens-Illinois, Inc. *	65,232
		119,462
	PHARMACEUTICALS - 4.1%
831	Cardinal Health, Inc.	64,826
294	Eli Lilly & Co.	23,152
432	McKesson Corp.	80,633
3,288	Supernus Pharmaceuticals, Inc. *	66,977
3,720	Valeant Pharmaceuticals International, Inc. *	74,921
324	Taro Pharmaceutical Industries Ltd. *	47,174
		357,683
	REAL ESTATE - 1.5%
2,414	Brookfield Property Partners LP	54,218
15,172	Xinyuan Real Estate Co. Ltd. ADR	74,343
		128,561
	REITS- 1.4%
2,458	Communications Sales & Leasing, Inc. *	71,036
2,308	Sabra Health Care REIT, Inc.	47,626
		118,662
	RETAIL - 9.0%
1,037	AutoNation, Inc. *	48,718
2,344	Bloomin' Brands, Inc.	41,887
2,574	Carrols Restaurant Group, Inc. *	30,631
1,456	Chuy's Holdings, Inc. *	50,392
1,338	Dave & Buster's Entertainment, Inc. *	62,605
510	Domino's Pizza, Inc.	67,004
1,335	Five Below, Inc. *	61,957
841	Group 1 Automotive, Inc.	41,512
2,689	PC Connection, Inc.	63,998
1,249	Penske Automotive Group, Inc.	39,294
3,497	Potbelly Corp. *	43,852
3,357	Regis Corg. *	41,795
8,352	Rite Aid Corp. *	62,557
2,090	Sally Beauty Holdings, Inc. *	61,467
3,544	Sonic Automotive, Inc.	60,638
		778,307
	SEMICONDUCTORS - 5.0%
5,661	Alpha & Omega Semiconductor Ltd. *	78,858
937	Analog Devices, Inc.	53,072
3,211	Applied Materials, Inc.	76,968
931	QUALCOMM, Inc.	49,874
1,507	Silicon Motion Technology Corp. ADR	72,035
2,497	Teradyne, Inc.	49,166
1,051	Xilinx, Inc.	48,483
		428,456

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Fair Value
	COMMON STOCK (Continued) - 97.4%
	SOFTWARE - 4.1%
7,280	Digi International, Inc. *	$ 78,114
5,951	Five9, Inc. *	70,817
456	NetEase, Inc. ADR	88,108
14,576	NQ Mobile, Inc. ADR *	53,931
1,926	Pegasystems, Inc.	51,906
		342,876
	TELECOMMUNICATIONS - 2.5%
3,372	ADTRAN, Inc.	62,888
16,184	Extreme Networks, Inc. *	54,864
4,249	Ixia *	41,725
2,000	Silicom Ltd.	59,800
		219,277
	TOYS/GAMES/HOBBIES - 0.6%
668	Hasbro, Inc.	56,105

	TRANSPORTATION - 1.4%
365	FedEx Corp.	55,400
1,693	Hub Group, Inc. *	64,960
		120,360

	TOTAL COMMON STOCK (Cost - $7,908,113)	8,400,728

Contracts ^	OPTIONS PURCHASED - 0.2%
	CALL OPTIONS PURCHASED - 0.0%
20	Bristow Group, Inc.	650
	Expiration July 2016, Exercise Price $12.50
6	SM Energy Company	300
	Expiration July 2016, Exercise Price $30.00
10	SPDR S&P Oil & Gas Exploration & Production	1,090
	Expiration July 2016, Exercise Price $34.00
20	Whiting Petroleum Corp.	40
	Expiration July 2016, Exercise Price $11.00
	TOTAL CALL OPTIONS PURCHASED (Cost - $4,261)	2,080

	PUT OPTIONS PURCHASED - 0.2%
25	S&P 500 E-Mini Option	8,750
	Expiration July 2016, Exercise Price $1965
12	S&P 500 E-Mini Option	6,150
	Expiration July 2016, Exercise Price $2000
5	S&P 500 E-Mini Option	3,250
	Expiration July 2016, Exercise Price $2020
	TOTAL PUT OPTIONS PURCHASED (Cost - $54,925)	18,150

	TOTAL OPTIONS PURCHASED (Cost - $59,186)	20,230

Shares
	SHORT-TERM INVESTMENT - 0.7%
	MONEY MARKET FUND - 0.7%
63,542	Fidelity Institutional Money Market Funds - Government Portfolio, 0.26% **	63,542
	TOTAL SHORT-TERM INVESTMENT (Cost - $63,542)

	TOTAL INVESTMENTS - 98.3% (Cost - $8,030,841)(a)	$ 8,484,500
	OPTIONS WRITTEN - (0.0) % (Proceeds - $2,309)	(2,485)
	SECURITIES SOLD SHORT - (17.8) % (Proceeds - $1,461,859)	(1,537,456)
	OTHER ASSETS LESS LIABILITIES - 19.5%	1,684,964
	NET ASSETS - 100.0%	$ 8,629,523

	PUT OPTIONS WRITTEN - (0.0) %
7	SM Energy Company	2,485
	Expiration July 2016, Exercise Price $30.00
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $2,309)

	SECURITIES SOLD SHORT - (17.8) %
	APPAREL - (0.2) %
3,096	Iconix Brand Group, Inc. *	20,929

	AUTO MANUFACTURERS - (0.3) %
2,000	Navistar International Corp. *	23,380

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (17.8) %
	BIOTECHNOLOGY - (2.6) %
4,786	Adverum Biotechnologies, Inc. *	$ 15,124
1,254	Atara Biotherapeutics, Inc. *	28,228
1,929	Bellicum Pharmaceuticals, Inc.*	25,000
574	Bluebird Bio, Inc. *	24,848
6,340	Celldex Therapeutics, Inc. *	27,833
2,789	Karyopharm Therapeutics, Inc. *	18,714
2,907	Merrimack Pharmaceuticals, Inc. *	15,669
4,503	Novavax, Inc. *	32,737
2,765	OvaScience, Inc. *	14,406
825	Puma Biotechnology, Inc. *	24,577
		227,136
	CHEMICALS - (0.7) %
1,128	Axiall Corp.	36,784
2,841	Platform Specialty Products Corp. *	25,228
		62,012
	COAL - (0.3) %
1,689	CONSOL Energy, Inc.	27,176

	COMMERCIAL SERVICES - (0.4) %
933	Avis Budget Group, Inc. *	30,071

	DIVERSIFIED FINANCIAL SERVICES - (1.4) %
999	Encore Capital Group, Inc. *	23,506
4,157	Enova International, Inc. *	30,596
921	OneMain Holdings, Inc. *	21,017
1,985	PHH Corp. *	26,440
861	PRA Group, Inc. *	20,785
		122,344
	ELECTRICAL COMPONENTS & EQUIPMENT - (0.2) %
1,110	SunPower Corp. *	17,194

	IRON/STEEL - (0.5) %
5,893	AK Steel Holding Corp. *	27,461
1,524	Allegheny Technologies, Inc.	19,431
		46,892
	MACHINERY-CONSTRUCTION & MINING - (0.4) %
1,547	Joy Global, Inc.	32,704

	MACHINERY-DIVERSIFIED - (0.2) %
1,413	DXP Enterprises, Inc. *	21,096

	METAL FABRICATE/HARDWARE - (0.3) %
2,619	TimkenSteel Corp.	25,195

	MINING - (0.2) %
1,514	Freeport-McMoRan, Inc.	16,866

	OIL & GAS - (2.0) %
3,000	Bill Barrett Corp. *	19,170
729	Cheniere Energy, Inc. *	27,374
2,021	Contango Oil & Gas Co. *	24,737
600	Devon Energy Corp.	21,750
2,345	Oasis Petroleum, Inc. *	21,902
757	SM Energy Co.	20,439
1,895	Southwestern Energy Co. *	23,839
1,016	Whiting Petroleum Corp. *	9,408
		168,619
	OIL & GAS SERVICES - (2.3) %
1,398	Bristow Group, Inc.	15,951
1,791	CARBO Ceramics, Inc.	23,462
3,356	Flotek Industries, Inc. *	44,299
2,031	Geospace Technologies Corp. *	33,247
2,976	Helix Energy Solutions Group, Inc. *	20,118
1,934	Superior Energy Services, Inc.	35,605
579	Targa Resources Corp.	24,399
		197,081

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2016

Shares		Fair Value
	SECURITIES SOLD SHORT (Continued) - (17.8) %
	PHARMACEUTICALS - (3.1) %
865	ACADIA Pharmaceuticals, Inc. *	$ 28,078
2,940	Amicus Therapeutics, Inc. *	16,052
6,624	Anthera Pharmaceuticals, Inc. *	20,468
2,558	Aquinox Pharmaceuticals, Inc. *	16,934
1,406	Cempra, Inc. *	23,185
1,191	Heron Therapeutics, Inc. *	21,498
1,819	Immune Design Corp. *	14,843
1,378	Lannett Co. Inc.	32,783
5,487	Raptor Pharmaceutical Corp. *	29,465
5,221	Tetraphase Pharmaceuticals, Inc. *	22,450
2,795	TG Therapeutics, Inc. *	16,938
3,558	Zafgen, Inc. *	21,312
		264,006
	PIPELINES - (1.3) %
1,825	Energy Transfer Equity LP	26,225
876	MPLX LP	29,460
1,904	NGL Energy Partners LP	36,785
583	SemGroup Corp.	18,982
		111,452
	SOFTWARE - (0.4) %
2,080	PROS Holdings, Inc. *	36,254

	TRANSPORTATION - (0.7) %
1,115	Golar LNG Ltd.	17,282
2,737	Hornbeck Offshore Services, Inc. *	22,827
2,742	YRC Worldwide, Inc. *	24,130
		64,239
	TRUCKING & LEASING - (0.3) %
1,701	TAL International Group, Inc.	22,810

	TOTAL SECURITIES SOLD SHORT (Proceeds - $1,461,859)	1,537,456

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
* Non income producing security.
^ Each call or put option contract allows the holder of the option to purchase or sell, respectively, 100 shares of the underlying security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes including options written and securities sold short is $6,566,673 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 982,518
	Unrealized depreciation:	(604,632)
	Net unrealized appreciation	$ 377,886

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value. Credit Default Swaps are valued based on the closing price of the underlying referenced instrument. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Futures Contracts – The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds' agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of June 30, 2016 in valuing the fund's investments carried at fair value:

Counterpoint Tactical Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 7,491,456	$ -	$ -	$ 7,491,456
Mutual Funds	137,774,723	-	-	137,774,723
Short Term Investments	13,364,194	-	-	13,364,194
Short Credit Default Swap	-	230,742	-	230,742
Total	$ 158,630,373	$ 230,742	$ -	$ 158,861,115

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Counterpoint Tactical Equity Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 8,400,728	$ -	$ -	$ 8,400,728
Call Options Purchased	2,080	-	-	2,080
Put Options Purchased	18,150	-	-	18,150
Short Term Investments	63,542	-	-	63,542
Total	$ 8,484,500	$ -	$ -	$ 8,484,500
Liabilities*
Put Option Written	$ 2,485	$ -	$ -	$ 2,485
Securities Sold Short	1,537,456	-	-	1,537,456
Total	$ 1,539,941	$ -	$ -	$ 1,539,941

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period. It Is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Portfolio of Investments for industry classification.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund is subject to equity price risk. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation on swap contracts and unrealized depreciation on swap contracts on the Statement of Assets and Liabilities. The realized gains on swaps and change in unrealized loss on swaps are located on the Statement of Operations.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 8/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 8/26/2016

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/26/2016